Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Trajan Wealth Income Opportunities ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%	2.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	(0.66%)
S&P Preferred Stock Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.89%	2.17%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	12.92%
25% S&P 500 Cap/50% Bloomberg U.S. Aggregate/25% S&P Preferred Stock
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	(0.79%)